VALUE OF CHARTER PARTY CONTRACTS	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
VALUE OF CHARTER PARTY CONTRACTS
VALUE OF CHARTER PARTY CONTRACTS

The value of favorable charter-out contracts is summarized as follows:

(in thousands of $)	2016	2015
Opening balance	103,376	—
Acquired as a result of the Merger	—	127,090
Amortization charge	(27,277)	(23,714)
Total	76,099	103,376
Less: current portion	(22,413)	(28,829)
Non current portion	53,686	74,547

Time charter revenues in 2016, 2015 and 2014 have been reduced by $27.3 million, $23.7 million and nil, respectively, as a result of the amortization of favorable charter-out contracts.

The value of favorable charter-out contracts will be amortized as follows:

(in thousands of $)
2017	22,413
2018	18,732
2019	18,732
2020	12,148
2021	4,074
Thereafter	—
76,099

The value of unfavorable charter-in contracts is summarized as follows:

(in thousands of $)	2016	2015
Opening balance	6,144	—
Acquired as a result of the Merger	—	7,543
Amortization charge	(674)	(1,399)
Total	5,470	6,144
Less: current portion	(672)	(674)
Non current portion	4,798	5,470

The current and non current portion of the value of unfavorable charter-in contracts is recorded in other current liabilities and long term liabilities, respectively.

Charter hire expenses in 2016, 2015, and 2014, have been reduced by $0.7 million, $1.4 million and nil, respectively, as a result of the amortization of unfavorable charter-in contracts.

The value of unfavorable charter-in contracts will be amortized as follows:

(in thousands of $)
2017	672
2018	672
2019	672
2020	674
2021	672
Thereafter	2,108
5,470